Inventories (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories	$ 1,686,449	$ 7,795,822
Inventory, cost of finished goods		$ 7,795,822
Inventory valuation reserves	$ 0